SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 1,546	$ 1,461	$ 1,247
Reserve for Losses and Loss Adjustment Expenses	34,312	29,889	24,604
Unearned Premium Reserves	7,275	7,324	6,622
Premiums Earned	15,560	15,187	13,443
Net Investment Income	2,124	1,954	1,434
Incurred Loss and Loss Adjustment Expenses	10,859	11,305	8,427
Amortization of Deferred Acquisition Costs	3,461	3,300	2,952
Other Operating Expenses	1,029	938	846
Net Written Premium	15,513	15,814	14,730
Reinsurance Treaty
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	1,131	1,051	862
Reserve for Losses and Loss Adjustment Expenses	20,053	17,368	15,314
Unearned Premium Reserves	4,192	4,001	3,467
Premiums Earned	10,496	10,103	8,663
Net Investment Income	1,207	1,099	862
Incurred Loss and Loss Adjustment Expenses	6,679	6,220	4,953
Amortization of Deferred Acquisition Costs	2,672	2,564	2,293
Other Operating Expenses	243	243	213
Net Written Premium	10,625	10,578	9,507
Global Wholesale & Specialty
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	270	263	229
Reserve for Losses and Loss Adjustment Expenses	5,935	5,019	4,004
Unearned Premium Reserves	1,746	1,722	1,591
Premiums Earned	2,927	2,889	2,686
Net Investment Income	377	340	239
Incurred Loss and Loss Adjustment Expenses	1,967	2,053	1,789
Amortization of Deferred Acquisition Costs	596	551	482
Other Operating Expenses	330	250	235
Net Written Premium	2,894	3,054	3,015
Legacy Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	145	148	155
Reserve for Losses and Loss Adjustment Expenses	8,324	7,502	5,285
Unearned Premium Reserves	1,337	1,600	1,564
Premiums Earned	2,137	2,194	2,094
Net Investment Income	540	515	333
Incurred Loss and Loss Adjustment Expenses	2,213	3,032	1,685
Amortization of Deferred Acquisition Costs	193	185	176
Other Operating Expenses	457	445	398
Net Written Premium	$ 1,994	$ 2,182	$ 2,209